UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SERENGETI ASSET MANAGEMENT LP
           ------------------------------------------
Address:   632 Broadway 12th Floor
           ------------------------------------------
           New York, New York 10012
           ------------------------------------------

Form 13F File Number: 28-12866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shaker Choudhury
        ---------------------------
Title:  Authorized Person
        ---------------------------
Phone:  212-672-2248
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Shaker Choudhury               New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:      $1,470,895
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
APPLE INC                    COM              037833100    20910    60000 SH  PUT  SOLE                  60000      0    0
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146    26078  3400000 SH       SOLE                3400000      0    0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH   112585104     4058   125000 SH       SOLE                 125000      0    0
CALPINE CORP                 COM NEW          131347304     5555   350000 SH       SOLE                 350000      0    0
CAPITALSOURCE INC            COM              14055X102    16016  2275000 SH       SOLE                2275000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   273148  2300000 SH  PUT  SOLE                2300000      0    0
CVS CAREMARK CORPORATION     COM              126650100    17160   500000 SH       SOLE                 500000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140    34100  1000000 SH       SOLE                1000000      0    0
FORTRESS INVESTMENT GROUP LL CL A             34958B106    18744  3300000 SH       SOLE                3300000      0    0
GENERAL ELECTRIC CO          COM              369604103    32080  1600000 SH  PUT  SOLE                1600000      0    0
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302    10175   275001 SH       SOLE                 275001      0    0
ICICI BK LTD                 ADR              45104G104    24915   500000 SH  PUT  SOLE                 500000      0    0
INTL PAPER CO                COM              460146103     4527   150000 SH       SOLE                 150000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234   153311  3150000 SH  PUT  SOLE                3150000      0    0
ISHARES TR                   RUSSELL 2000     464287655   101004  1200000 SH  PUT  SOLE                1200000      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    22246   925000 SH       SOLE                 925000      0    0
KKR & CO L P DEL             COM UNITS        48248M102    70563  4300000 SH       SOLE                4300000      0    0
MICROSOFT CORP               COM              594918104    20312   800000 SH       SOLE                 800000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    67380   850000 SH  CALL SOLE                 850000      0    0
OFFICE DEPOT INC             COM              676220106     5556  1200000 SH       SOLE                1200000      0    0
POPULAR INC                  COM              733174106     2920  1000000 SH       SOLE                1000000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107    43580  2000000 SH  CALL SOLE                2000000      0    0
RESEARCH IN MOTION LTD       COM              760975102    25443   450000 SH  PUT  SOLE                 450000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    39875   500000 SH  PUT  SOLE                 500000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    56498  1500000 SH  PUT  SOLE                1500000      0    0
SHUFFLE MASTER INC           COM              825549108     9078   850000 SH       SOLE                 850000      0    0
SMURFIT-STONE CONTAINER CORP COM              83272A104    42515  1100000 SH       SOLE                1100000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   255899  1930000 SH  PUT  SOLE                1930000      0    0
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698    21304   800000 SH  PUT  SOLE                 800000      0    0
SUNCOR ENERGY INC NEW        COM              867224107    20178   450000 SH       SOLE                 450000      0    0
VISA INC                     COM CL A         92826C839    25767   350000 SH       SOLE                 350000      0    0